Stock-Based Compensation - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Unit $ / shares shares	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of outstanding options	$ 153,700,000		$ 153,700,000		$ 500,000
Aggregate intrinsic value of exercisable options	22,300,000		22,300,000		200,000
Stock-based compensation expense	1,472,000	$ 297,000	$ 2,461,000	$ 520,000	$ 846,000	$ 180,000
Number of equity incentive plans | Unit			2
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted | $ / shares			$ 8.44	$ 1.40	$ 1.41	$ 0.86
Aggregate intrinsic value of options exercised			$ 2,900,000		$ 3,000
Stock-based compensation expense	1,200,000	200,000	1,900,000	$ 300,000	400,000	$ 70,000
Total unrecognized compensation expense related to unvested stock option awards	39,100,000		$ 39,100,000		$ 2,300,000
Total unrecognized compensation expense, weighted-average period			3 years 8 months 26 days		3 years 5 months 19 days
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years		4 years
Stock-based compensation expense	300,000	$ 100,000	$ 600,000	$ 300,000	$ 400,000	$ 100,000
Total unrecognized compensation expense, weighted-average period			2 years 11 months 8 days		3 years 1 month 20 days
Share-based payment arrangement, nonvested award, unrecognized expense	$ 2,400,000		$ 2,400,000		$ 1,600,000
2020 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future grants | shares	4,677,407		4,677,407
Award term			10 years
Number of shares authorized | shares	4,680,000		4,680,000
Terms of award			The number of shares of the Company’s common stock that may be issued pursuant to rights granted under the Plan shall automatically increase on January 1st of each year, commencing on January 1, 2021 and continuing for ten years, in an amount equal to five percent of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year, subject to the discretion of the board of directors or compensation committee to determine a lesser number of shares shall be added for such year.
Percentage of shares outstanding used to calculate annual increase in number of shares that can be issued			5.00%
2020 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future grants | shares	520,000		520,000
Shares issued | shares			0
2016 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future grants | shares					364,853
Award term					10 years
Maximum | 2020 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
Maximum | 2016 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
Minimum | 2020 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			1 year
Minimum | 2016 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					1 year
Vesting After One Year | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options vested			25.00%		25.00%
Vesting After One Year | 2020 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options vested			25.00%
Vesting After One Year | 2016 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options vested					25.00%